Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 70.1	$ 72.0	$ 84.7
Additions based on tax positions related to current year	0.2	0.8	0.3
Additions for tax positions of prior years	1.4	5.0	11.4
Reductions for tax positions of prior years	(10.2)	(6.0)	(2.4)
Reductions for tax positions resulting from lapse of statute of limitations	(0.6)	(0.2)	(1.3)
Settlements	(13.9)	(1.5)	(20.7)
Balance at end of year	$ 47.0	$ 70.1	$ 72.0